Subsequent Events - Additional Information (Detail) (USD $)				9 Months Ended	12 Months Ended							1 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended						0 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2013 Inventergy Inc [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Sep. 30, 2013 Convertible Preferred Stock Series A One [Member] Inventergy Inc [Member]	Sep. 30, 2013 Convertible Preferred Stock Series A Two [Member] Inventergy Inc [Member]	Dec. 17, 2013 Subsequent Event [Member]	Apr. 01, 2009 Subsequent Event [Member]	Dec. 17, 2013 Subsequent Event [Member] Warrant [Member]	May 10, 2013 Subsequent Event [Member] Inventergy Inc [Member]	May 16, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Feb. 28, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Jan. 31, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Sep. 30, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Dec. 31, 2012 Subsequent Event [Member] Inventergy Inc [Member]	Aug. 31, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Feb. 04, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Nov. 30, 2014 Subsequent Event [Member] CSPR [Member]	Dec. 15, 2014 Subsequent Event [Member] Cortelco Systems Holding Corp [Member]	Nov. 30, 2013 Subsequent Event [Member] Board of Directors Chairman [Member] Inventergy Inc [Member]	May 10, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A One [Member] Inventergy Inc [Member]	May 17, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A Two [Member] Inventergy Inc [Member]	Dec. 17, 2013 Subsequent Event [Member] Convertible Preferred Stock Series B [Member]	Aug. 31, 2013 Subsequent Event [Member] Series A Three common stock [Member] Inventergy Inc [Member]
Subsequent Event, Date																				Dec. 17, 2013
Payments for Leasing Costs																		$ 6,549
Security Deposit				6,549		3,371												3,371
Temporary Equity, Redemption Value				50,000,000																		5,000,000
Temporary Equity, Liquidation Preference Per Share										$ 0.0100	$ 1.6996											$ 0.0001				$ 0.01	$ 1.6996
Debt Conversion, Converted Instrument, Shares Issued				5,000,000													5,000,000									5,000,000
Debt Instrument, Convertible, Conversion Price				$ 0.0001													$ 0.0001									$ 0.01	$ 1.6996
Proceeds from Issuance of Secured Debt															5,000,000
Debt Instrument, Maturity Date				May 10, 2018											May 10, 2018
Debt Instrument, Interest Rate, Basis for Effective Rate					on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter.
Temporary Equity, Par Value																										0.0001	0.0001
Business Acquisition, Transaction Costs																4,000,000
Acquisition Costs, Period Cost																189,254
Temporary Equity, Shares Issued										5,000,000	1,176,748																1,176,748
Common Stock, Shares, Issued	3,030,697	3,016,758	3,016,758	11,190,927															1,180,879		1,180,879
Common Stock, Par or Stated Value Per Share	$ 0.005	$ 0.005	$ 0.005	$ 0.0001															$ 3.21										$ 3.21
Common Stock, Capital Shares Reserved for Future Issuance																									300,000
Debt Instrument, Redemption Price, Percentage				125.00%															125.00%
Notes Payable, Related Parties, Current	332,000	330,000	709,000				332,000	330,000	709,000				11,000,000
Shares, Issued																												2,750
Stock Issued During Period, Shares, Purchase of Assets														1,401,869
Proceeds from Issuance of Private Placement												2,750,000
Letters of Credit Outstanding, Amount												2,750,000
Stock Issued During Period, Shares, Conversion of Convertible Securities												4,744,494
Line of Credit Facility, Amount Outstanding		$ 0																					$ 800,000	$ 1,000,000